T. ROWE PRICE QM Global Equity Fund
March 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.7%
Common Stocks 1.7%
Afterpay (1) 264 21
Aristocrat Leisure  1,597 42
Australia & New Zealand Banking Group  2,208 48
BHP Group  2,713 94
CSL  279 56
Macquarie Group  1,005 117
Rio Tinto  581 49
Total Australia (Cost
$319
)
427
AUSTRIA 0.1%
Common Stocks 0.1%
OMV  656 33
Total Austria (Cost
$21
)
33
BRAZIL 0.2%
Common Stocks 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo  2,670 19
Equatorial Energia  5,600 25
Total Brazil (Cost
$42
)
44
CANADA 3.3%
Common Stocks 3.3%
Air Canada (1) 1,660 35
Brookfield Asset Management, Class A  1,983 88
Brookfield Renewable, Class A  600 28
Canadian Pacific Railway  168 64
CGI (1) 453 38
Constellation Software  59 82
Franco-Nevada (USD)  274 34
Magna International  1,413 124
National Bank of Canada (2) 1,100 75
Northland Power  700 25
Royal Bank of Canada  740 68
Shopify, Class A (1) 46 51
TC Energy  1,212 56

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
WSP Global  849 81
Total Canada (Cost
$638
)
849
CHINA 5.9%
Common Stocks 5.1%
Alibaba Group Holding, ADR (USD) (1) 934 212
A-Living Smart City Services (HKD)  6,000 27
BeiGene, ADR (USD) (1) 70 24
China Mengniu Dairy (HKD)  8,000 46
China Merchants Bank, H Shares (HKD)  15,000 115
China Resources Gas Group (HKD)  12,000 67
Guangdong Investment (HKD)  18,000 29
Haier Smart Home, H Shares (HKD) (1) 12,800 52
Huazhu Group, ADR (USD) (1) 400 22
Kuaishou Technology (HKD) (1) 400 14
Li Ning (HKD)  6,000 39
Pinduoduo, ADR (USD) (1) 227 30
Ping An Insurance Group, H Shares (HKD)  7,000 84
Shandong Weigao Group Medical Polymer, H Shares (HKD)  32,000 63
Shenzhou International Group Holdings (HKD)  1,600 33
Tencent Holdings (HKD)  4,100 327
Vipshop Holdings, ADR (USD) (1) 1,565 47
Zai Lab, ADR (USD) (1) 150 20
Zhongsheng Group Holdings (HKD)  7,000 50
1,301
Common Stocks - China A Shares 0.8%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  7,900 76
Huayu Automotive Systems, A Shares (CNH)  9,400 40
LONGi Green Energy Technology, A Shares (CNH)  3,300 45
Muyuan Foods, A Shares (CNH)  2,840 43
204
Total China (Cost
$1,034
)
1,505
DENMARK 0.6%
Common Stocks 0.6%
DSV Panalpina  216 42
Genmab (1) 96 32
Orsted  294 47

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Topdanmark  540 25
Total Denmark (Cost
$146
)
146
FINLAND 0.6%
Common Stocks 0.6%
Elisa  416 25
Neste  1,772 94
UPM-Kymmene  839 30
Total Finland (Cost
$105
)
149
FRANCE 3.2%
Common Stocks 3.2%
Airbus (1) 388 44
BNP Paribas (1) 974 59
Cie Generale des Etablissements Michelin  411 61
Eurofins Scientific (1) 440 42
Faurecia (1) 380 20
L'Oreal  126 48
LVMH Moet Hennessy Louis Vuitton  209 140
Safran (1) 453 62
Schneider Electric  724 110
Sodexo (1) 127 12
Teleperformance  147 54
TOTAL  2,310 108
Vinci  562 58
Total France (Cost
$621
)
818
GERMANY 1.8%
Common Stocks 1.3%
adidas (1) 181 57
Allianz  300 76
Deutsche Wohnen  1,157 54
Hannover Rueck  386 70
Munich Re  135 42
RWE  728 29
Symrise  167 20
348
Preferred Stocks 0.5%
Sartorius (3) 50 25

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Volkswagen (3) 342 95
120
Total Germany (Cost
$371
)
468
HONG KONG 0.8%
Common Stocks 0.8%
AIA Group  8,400 103
Techtronic Industries  6,500 111
Total Hong Kong (Cost
$86
)
214
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank (1) 538 23
Total Hungary (Cost
$23
)
23
INDIA 1.0%
Common Stocks 1.0%
Asian Paints  1,092 38
Havells India  1,623 23
HDFC Bank, ADR (USD) (1) 873 68
Kotak Mahindra Bank (1) 2,034 49
Reliance Industries  1,255 35
Shriram Transport Finance  1,588 31
Total India (Cost
$197
)
244
INDONESIA 0.2%
Common Stocks 0.2%
Bank Rakyat Indonesia Persero  180,000 55
Total Indonesia (Cost
$34
)
55
IRELAND 0.1%
Common Stocks 0.1%
ICON (USD) (1) 200 39
Total Ireland (Cost
$15
)
39

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
ISRAEL 0.2%
Common Stocks 0.2%
Mizrahi Tefahot Bank  1,916 50
Total Israel (Cost
$49
)
50
ITALY 0.4%
Common Stocks 0.4%
Enel  9,233 92
Total Italy (Cost
$65
)
92
JAPAN 6.4%
Common Stocks 6.4%
Asahi Group Holdings  1,200 51
Astellas Pharma  2,300 35
Bandai Namco Holdings  1,100 79
Daikin Industries  300 61
Fujitsu  600 87
GMO Payment Gateway  300 40
Hikari Tsushin  100 20
Hitachi  1,200 54
Hoya  900 106
ITOCHU  4,100 133
MINEBEA MITSUMI  2,500 64
Nabtesco  1,300 59
Nexon  2,000 65
Nippon Telegraph & Telephone  4,400 114
NOF (2) 1,000 52
Nomura Research Institute  1,700 53
Recruit Holdings  1,400 69
SoftBank Group  900 77
Sony  1,800 190
Suzuki Motor  1,000 46
TIS  1,300 31
Tokyo Century (2) 800 54
Tokyo Electron  200 87
Total Japan (Cost
$1,105
)
1,627

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.1%
Common Stocks 2.1%
Adyen (1) 16 36
Argenx, ADR (USD) (1) 109 30
ASML Holding (USD)  228 141
Koninklijke Ahold Delhaize  2,310 64
Koninklijke DSM  649 110
Koninklijke Philips (1) 1,001 57
Wolters Kluwer  1,039 90
Total Netherlands (Cost
$356
)
528
NEW ZEALAND 0.3%
Common Stocks 0.3%
Spark New Zealand  28,083 88
Total New Zealand (Cost
$76
)
88
NORWAY 0.9%
Common Stocks 0.9%
Aker BP  1,666 47
DNB  3,210 69
Equinor  3,955 77
Salmar  698 48
Total Norway (Cost
$228
)
241
PERU 0.1%
Common Stocks 0.1%
Southern Copper (USD)  218 15
Total Peru (Cost
$13
)
15
PHILIPPINES 0.2%
Common Stocks 0.2%
Jollibee Foods  7,020 26
SM Investments  960 19
Total Philippines (Cost
$34
)
45

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
RUSSIA 0.2%
Common Stocks 0.2%
Sberbank of Russia, ADR (USD)  3,124 48
Total Russia (Cost
$32
)
48
SINGAPORE 0.1%
Common Stocks 0.1%
Mapletree Logistics Trust  14,300 20
Sea, ADR (USD) (1) 76 17
Total Singapore (Cost
$35
)
37
SOUTH KOREA 1.4%
Common Stocks 1.4%
Coupang (USD) (1)(2) 572 28
LG Household & Health Care  25 35
POSCO  170 48
Samsung Electronics  3,321 240
Total South Korea (Cost
$182
)
351
SPAIN 0.4%
Common Stocks 0.4%
Amadeus IT Group, A Shares (1) 350 25
Iberdrola  5,318 69
Total Spain (Cost
$77
)
94
SWEDEN 2.2%
Common Stocks 2.2%
Atlas Copco, B Shares  1,205 63
Boliden  1,785 66
Castellum  1,682 37
Evolution Gaming Group  366 54
Investor, B Shares  957 76
Kindred Group, SDR (1) 3,098 55
Lundin Energy (2) 2,163 68
Swedbank, A Shares (2) 3,797 67

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Swedish Match  847 66
Total Sweden (Cost
$437
)
552
SWITZERLAND 2.4%
Common Stocks 2.4%
Lonza Group  139 78
Nestle  1,163 130
Novartis  1,001 85
Partners Group Holding  25 32
Roche Holding  385 125
Sika  304 87
Swiss Life Holding  153 75
Total Switzerland (Cost
$436
)
612
TAIWAN 2.2%
Common Stocks 2.2%
Accton Technology  4,000 39
Chailease Holding  18,827 130
Taiwan Semiconductor Manufacturing  18,000 379
Uni-President Enterprises  10,000 26
Total Taiwan (Cost
$243
)
574
UNITED KINGDOM 2.5%
Common Stocks 2.5%
Ashtead Group  2,005 120
Compass Group (1) 2,395 48
Croda International  532 47
Diageo  1,477 61
Experian  743 26
Ferguson  277 33
InterContinental Hotels Group (1) 604 41
London Stock Exchange Group  275 26
Royal Dutch Shell, B Shares  2,431 45
Segro  5,101 66
Unilever  1,776 99
Whitbread (1) 666 31
Total United Kingdom (Cost
$496
)
643

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 57.4%
Common Stocks 57.4%
Abbott Laboratories  1,260 151
AbbVie  1,120 121
Accenture, Class A  387 107
Activision Blizzard  378 35
Adobe (1) 323 154
Advanced Micro Devices (1) 491 39
Air Products & Chemicals  116 33
Allstate  540 62
Alphabet, Class A (1) 249 514
Amazon.com (1) 199 616
Ameren  1,146 93
American Express  376 53
American Tower, REIT  225 54
American Water Works  379 57
Amgen  367 91
Anthem  178 64
Aon, Class A  62 14
Apple  7,034 859
Applied Materials  590 79
Arch Capital Group (1) 1,250 48
AutoZone (1) 43 60
AvalonBay Communities, REIT  151 28
Avantor (1) 2,043 59
Bank of America  5,925 229
Baxter International  591 50
Best Buy  240 28
Biogen (1) 73 20
BlackRock  111 84
Boeing (1) 301 77
Booking Holdings (1) 25 58
Booz Allen Hamilton Holding  642 52
Broadcom  238 110
Cable One  34 62
Camden Property Trust, REIT  380 42
Carrier Global  1,475 62
Celanese  546 82
Charter Communications, Class A (1) 80 49
Chevron  852 89
Chubb  222 35
Church & Dwight  911 80
Cintas  108 37
Cisco Systems  2,013 104

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Clorox  209 40
Comcast, Class A  1,542 83
ConocoPhillips  1,601 85
Crown Castle International, REIT  172 30
Crown Holdings  538 52
Cummins  240 62
Danaher  569 128
Darden Restaurants  390 55
Darling Ingredients (1) 840 62
DaVita (1) 447 48
Devon Energy  1,200 26
Discover Financial Services  460 44
Dollar General  581 118
eBay  500 31
Elanco Animal Health (1) 1,250 37
Electronic Arts  135 18
Eli Lilly  670 125
Equity LifeStyle Properties, REIT  840 53
Estee Lauder, Class A  377 110
Etsy (1) 160 32
Exact Sciences (1) 230 30
Facebook, Class A (1) 970 286
Fidelity National Information Services  560 79
FirstService (CAD)  267 40
Fiserv (1) 812 97
FleetCor Technologies (1) 136 37
Fortune Brands Home & Security  564 54
Global Payments  299 60
Globe Life  645 62
Hologic (1) 833 62
Home Depot  526 161
Honeywell International  451 98
Illinois Tool Works  269 60
Incyte (1) 160 13
Intercontinental Exchange  602 67
International Flavors & Fragrances  280 39
Intuit  199 76
Intuitive Surgical (1) 99 73
IQVIA Holdings (1) 282 54
Johnson & Johnson  1,213 199
JPMorgan Chase  2,253 343
Keurig Dr Pepper  1,689 58
Kimberly-Clark  426 59
L3Harris Technologies  77 16
Lam Research  238 142
Leidos Holdings  241 23

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Lennar, Class A  189 19
Linde (EUR)  393 110
Live Nation Entertainment (1) 620 52
LKQ (1) 457 19
Lockheed Martin  98 36
Lowe's  365 69
MarketAxess Holdings  153 76
Marriott International, Class A (1) 624 92
Marsh & McLennan  561 68
Mastercard, Class A  592 211
McCormick  600 53
McDonald's  417 93
Merck  1,139 88
Micron Technology (1) 467 41
Microsoft  3,571 842
Molina Healthcare (1) 199 47
Mondelez International, Class A  1,451 85
Morgan Stanley  1,040 81
MSCI  253 106
NextEra Energy  1,939 147
NVIDIA  263 140
NVR (1) 12 57
Old Dominion Freight Line  238 57
Otis Worldwide  447 31
Packaging Corp. of America  715 96
PayPal Holdings (1) 613 149
PepsiCo  834 118
Pfizer  2,113 77
PNC Financial Services Group  520 91
Procter & Gamble  1,491 202
Progressive  863 82
Prologis, REIT  771 82
Reliance Steel & Aluminum  330 50
Republic Services  522 52
ResMed  400 78
Roper Technologies  166 67
Ross Stores  683 82
S&P Global  348 123
SBA Communications, REIT  274 76
Seagen (1) 238 33
ServiceNow (1) 100 50
Sherwin-Williams  82 61
Signature Bank  270 61
Snap, Class A (1) 400 21
Southwest Airlines  910 56
SVB Financial Group (1) 140 69

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Synopsys (1) 387 96
T-Mobile U.S. (1) 549 69
Take-Two Interactive Software (1) 140 25
Target  300 59
Teledyne Technologies (1) 115 48
Teradyne  242 29
Texas Instruments  680 128
Thermo Fisher Scientific  297 136
TransDigm Group (1) 104 61
Union Pacific  748 165
United Rentals (1) 252 83
UnitedHealth Group  532 198
VeriSign (1) 57 11
Verizon Communications  1,026 60
Vertex Pharmaceuticals (1) 158 34
Visa, Class A  1,074 227
Walmart  787 107
Walt Disney (1) 1,110 205
XPO Logistics (1) 300 37
Yum! Brands  423 46
Zebra Technologies, Class A (1) 80 39
Zoetis  658 104
Zoom Video Communications, Class A (1) 70 22
Total United States (Cost
$8,255
)
14,653
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.04% (4)(5) 170,168 170
Total Short-Term Investments (Cost $170) 170

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Short-Term Funds 1.0%
T. Rowe Price Short-Term Fund, 0.08% (4)(5) 26,580 266
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 266
Total Securities Lending Collateral (Cost $266) 266
Total Investments in Securities 100.7%
(Cost $16,207) $ 25,700
Other Assets Less Liabilities (0.7)% (174)
Net Assets 100.0% $ 25,526
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE QM Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.08% — — — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 189 ¤ ¤ $ 170
T. Rowe Price Short-Term Fund,
0.08% 45 ¤ ¤ 266
Total $ 436 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $436.

T. ROWE PRICE QM Global Equity Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price QM Global Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM Global Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE QM Global Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE QM Global Equity Fund

F203-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,230 $ 9,914 $ — $ 25,144
Preferred Stocks — 120 — 120
Short-Term Investments 170 — — 170
Securities Lending Collateral 266 — — 266
Total $ 15,666 $ 10,034 $ — $ 25,700